Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2012
Other non-current assets [Abstract]
Other non-current assets
	December 31, 2011	December 31, 2012
Security deposits for derivatives	$33,100	$-
Option for construction of drillships (Note 5)	24,756	-
Deferred mobilization expenses	24,176	53,615
Other	9,049	18,150
Total	$91,081	$71,765